Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NORTH COUNTRY FUNDS
Entity Central Index Key	0001123460
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000030518
Shareholder Report [Line Items]
Fund Name	North Country Large Cap Equity Fund
Trading Symbol	NCEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about North Country Large Cap Equity Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.northcountryfunds.com. You can also request this information by contacting us at (888) 350-2990
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 350-2990
Additional Information Website	www.northcountryfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
North Country Large Cap Equity Fund	$127	1.07%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,102,366
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 870,048
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$129,102,366 Number of Portfolio Holdings63 Advisory Fee (net of waivers)$870,048 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%